Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2023
Related Party Transactions
Schedule of compensation to key management

	2023	2022
Management and director fees	$3,233	$2,687
Benefits	11	—
Share-based payments	11,535	940
	$14,779	$3,627